Retirement-Related Benefits (Changes in Benefit Obliation and Plan Assets, and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Net funded status recognized in the consolidated statement of financial position
Retirement and nonpension postretirement benefit obligations	$ (16,242)		$ (20,418)
U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	56,810		54,085
Interest cost	1,980		2,196	2,456
Actuarial losses/(gains)	(4,344)		3,810
Benefits paid from trust	(3,303)		(3,184)
Direct benefit payments	(108)		(97)
Benefit obligation, balance at end of period	51,034		56,810	54,085
Change in plan assets
Fair value of plan assets, balance at beginning of period	53,630		51,218
Actual return on plan assets	3,626		5,596
Benefits paid from trust	(3,303)		(3,184)
Fair value of plan assets, balance at end of period	53,954		53,630	51,218
Funded Status	2,920		(3,180)
Accumulated benefit obligation	51,034		56,810
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	4,639		0
Compensation and benefits	(107)		(102)
Retirement and nonpension postretirement benefit obligations	(1,612)		(3,078)
Funded Status	2,920		(3,180)
Non-U.S. Defined Benefit Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	49,319		42,861
Service cost	501		443	505
Interest cost	1,524		1,779	1,843
Plan participants' contributions	42		47
Acquisitions/divestitures, net	89		26
Actuarial losses/(gains)	(362)		6,365
Benefits paid from trust	(1,920)		(1,987)
Direct benefit payments	(464)		(454)
Foreign exchange impact	(115)		77
Amendments/curtailments/settlements/other	6		161
Benefit obligation, balance at end of period	48,620		49,319	42,861
Change in plan assets
Fair value of plan assets, balance at beginning of period	38,058		35,362
Actual return on plan assets	2,515		3,742
Employer contributions	449		557
Acquisitions/divestitures, net	35		40
Plan participants' contributions	42		47
Benefits paid from trust	(1,920)		(1,987)
Foreign exchange impact	121		305
Amendments/curtailments/settlements/other	164	[1]	(8)
Fair value of plan assets, balance at end of period	39,464		38,058	35,362
Funded Status	(9,157)		(11,261)
Accumulated benefit obligation	47,806		48,369
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	912		944
Compensation and benefits	(364)		(356)
Retirement and nonpension postretirement benefit obligations	(9,705)		(11,849)
Funded Status	(9,157)		(11,261)
Non-U.S. Defined Benefit Pension Plans | Brazil
Change in plan assets
Return of Brazil plan assets during 2013 resulting from 2011 and 2013 government rulings	204
Period for return of plan assets to entity	3 years
U.S. Nonpension Postretirement Benefit Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	5,282		5,273
Service cost	35		36	33
Interest cost	164		200	236
Plan participants' contributions	191		200
Acquisitions/divestitures, net	(2)		2
Actuarial losses/(gains)	(481)		104
Benefits paid from trust	(557)		(551)
Direct benefit payments	(43)		(35)
Medicare/Government subsidies	30		53
Amendments/curtailments/settlements/other	15
Benefit obligation, balance at end of period	4,633		5,282	5,273
Change in plan assets
Fair value of plan assets, balance at beginning of period	433		38
Actual return on plan assets	0		0
Employer contributions	110		746
Plan participants' contributions	191		200
Benefits paid from trust	(557)		(551)
Fair value of plan assets, balance at end of period	177		433	38
Funded Status	(4,456)		(4,849)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0		0
Compensation and benefits	(256)		(239)
Retirement and nonpension postretirement benefit obligations	(4,200)		(4,610)
Funded Status	(4,456)		(4,849)
Non-U.S. Nonpension Postretirement Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period	1,019		901
Service cost	10		14	11
Interest cost	60		64	67
Acquisitions/divestitures, net	0
Actuarial losses/(gains)	(89)		76
Benefits paid from trust	(6)		(6)
Direct benefit payments	(28)		(27)
Foreign exchange impact	(89)		(24)
Amendments/curtailments/settlements/other	(44)		21
Benefit obligation, balance at end of period	832		1,019	901
Change in plan assets
Fair value of plan assets, balance at beginning of period	119		112
Actual return on plan assets	5		10
Employer contributions	0		1
Acquisitions/divestitures, net	0
Benefits paid from trust	(6)		(6)
Foreign exchange impact	(14)		(8)
Amendments/curtailments/settlements/other	(12)		10
Fair value of plan assets, balance at end of period	92		119	112
Funded Status	(740)		(900)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	1		0
Compensation and benefits	(16)		(20)
Retirement and nonpension postretirement benefit obligations	(725)		(880)
Funded Status	$ (740)		$ (900)

[1]

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. The assets will be returned to IBM monthly over a three-year period, starting June 2011 and September 2013 respectively, with approximately $204 million returned during 2013. The remaining surplus in Brazil at December 31, 2013 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.